Income Tax Expense - Summary of Deferred Tax (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax benefits/(expenses)		¥ (35,059)	$ (4,887)	¥ (39,294)	¥ 41,250
Deferred tax liabilities		(65,056)		(65,089)		$ (9,068)
Deferred tax assets		410,728		426,377		57,254
Net deferred tax assets		345,672		361,288		48,186
Accelerated depreciation [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax benefits/(expenses)		43,698	6,091	44,492	16,472
Deferred tax liabilities		(34,108)		(77,806)		(4,755)
Interest receivable [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax benefits/(expenses)		0	0	3,033	363
Deferred tax liabilities		0		0		0
PRC withholding tax on dividend income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax benefits/(expenses)	[1]	(15,541)	(2,166)	(14,457)	(11,458)
Deferred tax liabilities	[1]	(64,717)		(64,717)		(9,021)
Effect of change in residual value and impairment of property, plant and equipment [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax benefits/(expenses)		(2,142)	(299)	(66,774)	4,273
Deferred tax assets		724		2,866		101
Write-down of inventories [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax benefits/(expenses)		1,512	211	7,617	9,253
Deferred tax assets		38,632		37,120		5,385
Impairment losses on trade receivables [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax benefits/(expenses)		25,114	3,501	355	282
Deferred tax assets		32,540		7,426		4,536
Accruals [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax benefits/(expenses)		(65,540)	(9,120)	(2,505)	(48,841)
Deferred tax assets		166,623		232,048		23,227
Deferred income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax benefits/(expenses)		46,211	6,442	23,416	(41,348)
Deferred tax assets		126,107		79,896		17,579
Others [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax benefits/(expenses)		44,230	6,149	(7,325)	(4,421)
Deferred tax assets		79,871		31,854		11,134
Losses available for offsetting against future taxable income [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax benefits/(expenses)		(112,601)	$ (15,696)	(27,146)	¥ 116,675
Net deferred tax assets		¥ 0		¥ 112,601		$ 0

[1]	The movement of PRC withholding tax on dividend income is as follows: